Changes to Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Debt maturing within one year, Balance at January 1, 2015	$ 2,735
Long-term debt, Balance at January 1, 2015	110,029
Total,Balance at January 1, 2015	112,764
Proceeds from long-term borrowings	6,667	$ 30,967	$ 49,166
Repayments of long-term borrowings and capital leases obligations	(9,340)	(17,669)	(8,163)
Decrease in short-term obligations, excluding current maturities	(344)	(475)	$ (142)
Reclassification of long-term debt to Non-current liabilities related to assets held for sale	(594)
Debt acquired (Note 2)	553
Other	23
Debt maturing within one year, Balance at December 31, 2015	6,489	2,735
Long-term debt, Balance at December 31, 2015	103,240	110,029
Total, Balance at December 31, 2015	109,729	112,764
Debt Maturing Within One Year
Debt Instrument [Line Items]
Debt maturing within one year, Balance at January 1, 2015	2,735
Proceeds from long-term borrowings	4,000
Repayments of long-term borrowings and capital leases obligations	(9,340)
Decrease in short-term obligations, excluding current maturities	(344)
Reclassifications of long-term debt	8,556
Debt acquired	461
Other	421
Debt maturing within one year, Balance at December 31, 2015	6,489	2,735
Long-term Debt
Debt Instrument [Line Items]
Long-term debt, Balance at January 1, 2015	110,029
Proceeds from long-term borrowings	2,667
Reclassifications of long-term debt	(8,556)
Reclassification of long-term debt to Non-current liabilities related to assets held for sale	(594)
Debt acquired (Note 2)	92
Other	(398)
Long-term debt, Balance at December 31, 2015	$ 103,240	$ 110,029